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ISI     International Strategy & Investment
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FILED VIA EDGAR

March 3, 2008

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   Total Return U.S. Treasury Fund, Inc.
            File Nos. 33-12179

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of Total Return U.S. Treasury Fund, Inc. on Form N-1A and
(ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary


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